GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 24,862	$ 24,862	$ 24,862	$ 70,436
Amortization expense related to intangible assets	$ 1,800	$ 2,200